Stockholders' Equity And Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 51,888	$ 52,803
Capital Required for Capital Adequacy	23,105	23,103
Capital to Risk Weighted Assets	17.97%	18.28%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital	49,461	49,506
Tier One Risk Based Capital Required for Capital Adequacy	11,553	11,552
Tier One Risk Based Capital to Risk Weighted Assets	17.13%	17.14%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital	49,461	49,506
Tier One Leverage Capital Required for Capital Adequacy	17,915	18,074
Tier One Leverage Capital to Average Assets	11.04%	10.96%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
The Juniata Valley Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	46,530	47,812
Capital Required for Capital Adequacy	22,773	22,780
Capital Required to be Well Capitalized	28,467	28,475
Capital to Risk Weighted Assets	16.35%	16.79%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	44,185	44,519
Tier One Risk Based Capital Required for Capital Adequacy	11,387	11,390
Tier One Risk Based Capital Required to be Well Capitalized	17,080	17,085
Tier One Risk Based Capital to Risk Weighted Assets	15.52%	15.63%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital	44,185	44,519
Tier One Leverage Capital Required for Capital Adequacy	17,723	17,822
Tier One Leverage Capital Required to be Well Capitalized	$ 22,154	$ 22,277
Tier One Leverage Capital to Average Assets	9.97%	9.99%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%